Longterm investments, net - Investments accounted for at fair values (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2017
Long-term investments, net
Cost basis	¥ 2,136,968	¥ 1,679,418
Gross unrealized gains	122,038	5,801
Gross unrealized losses	(96,379)	(106,623)
Exchange adjustments	(75,219,000)	0
Dividends received	(26,559,000)	0
Fair value	2,060,849	1,578,596
Wealth management product
Long-term investments, net
Cost basis	1,703,980	1,246,430
Gross unrealized gains	75,213	0
Gross unrealized losses	0	0
Exchange adjustments	(75,219,000)	0
Dividends received	(26,559,000)	0
Fair value	1,677,415	1,246,430
Dongyirisheng
Long-term investments, net
Fair value	104,000	93,000
Dongyirisheng | Marketable securities
Long-term investments, net
Cost basis	200,000	200,000
Gross unrealized gains	0	0
Gross unrealized losses	(96,379)	(106,623)
Exchange adjustments	0	0
Dividends received	0	0
Fair value	103,621	93,377
IFM Investments Limited
Long-term investments, net
Fair value			¥ 56,000
IFM Investments Limited | Unlisted equity securities
Long-term investments, net
Cost basis	203,154	203,154		¥ 60,000
Gross unrealized gains	35,140	5,801
Gross unrealized losses	0	0
Exchange adjustments	0	0
Dividends received	0	0
Fair value	238,294	208,955
IFM Investments Limited | Loan receivables measured at fair value
Long-term investments, net
Cost basis	29,834	29,834
Gross unrealized gains	11,685	0
Gross unrealized losses	0	0
Exchange adjustments	0	0
Dividends received	0	0
Fair value	¥ 41,519	¥ 29,834